FAIR VALUE MEASUREMENTS - Schedule of changes in the fair value of the PIPE derivative liability and the warrant liability (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 09, 2024	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Fair Value Adjustment of Warrants, Fair Value Adjustment Of Non-redemption Agreement Liability	Derivative, Gain (Loss) on Derivative, Net, Fair Value Adjustment of Warrants
Private Placement Warrants
FAIR VALUE MEASUREMENTS
Fair value	$ 307,656		$ 307,656
Change in valuation inputs or other assumptions			307,656
Fair value		$ 615,312	615,312	$ 307,656
Non-Redemption Agreement Liability
FAIR VALUE MEASUREMENTS
Fair value	1,441,653		1,441,653
Change in valuation inputs or other assumptions			164,626
Transferred to equity			(1,606,279)
Fair value				1,441,653
Conversion derivative
FAIR VALUE MEASUREMENTS
Fair value	0		0
Initial measurement as of February 9, 2024	1,668,730
Change in valuation inputs or other assumptions		10,700,750
Fair value		12,369,480	12,369,480	0
Earnout Liability
FAIR VALUE MEASUREMENTS
Fair value	0		0
Initial measurement as of February 9, 2024	10,963,000
Change in valuation inputs or other assumptions		220,000
Fair value		$ 11,183,000	11,183,000	0
Private Placement Warrants
FAIR VALUE MEASUREMENTS
Fair value	307,656		307,656	184,594	$ 7,137,930
Change in valuation inputs or other assumptions				123,062	(6,953,336)
Fair value				307,656	184,594
Non-Redemption Agreement Liability
FAIR VALUE MEASUREMENTS
Fair value	$ 1,441,653		$ 1,441,653
Initial measurement as of February 9, 2024				1,881,440
Change in valuation inputs or other assumptions				(439,787)
Fair value				$ 1,441,653
PIPE Derivative Liability
FAIR VALUE MEASUREMENTS
Fair value					4,566,000
Change in valuation inputs or other assumptions					$ (4,566,000)